Related Party Transactions (Table)	12 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Summary of financial information of groups equity method investees
Summarized financial information of the MHFG Group’s equity method investees as of March 31, 2019 and 2020, and for each of the three years ended March 31, 2020, is as follows:

	2019	2020
	(in billions of yen)
L oans	7,954	7,268
Total assets	28,674	27,036
Deposits	10,167	8,665
Total liabilities	26,387	25,014
Total equity	2,287	2,022
Noncontrolling interests	615	11

	2018	2019	2020
	(in billions of yen)
Total interest and dividend income	458	503	586
Total interest expense	153	165	198
Provision (credit) for loan losses	66	84	81
Net interest income after provision (credit) for loan losses	239	254	307
Income before income tax expense	149	229	196
Net income	132	201	150